Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net (loss)/income	$ 290	$ (5,361)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	1,289	184
Amortization and write off of deferred financing costs (Note 8)	(13)	478
Stock-based compensation expense	209	62
Change in fair value of derivative financial instruments (Note 12)	(1,220)	(367)
Loss on sale of other fixed assets	21
Amortization of prepaid bareboat charter hire	789	603
Impairment on vessel		3,081
(Increase)/Decrease in:
Trade accounts receivable	35	50
Inventories	(76)	(8)
Due from related parties	383	(211)
Prepayments and other	(635)	248
Due to related parties	(1,575)	170
Accounts payable	1,244	334
Other non-current liabilities		(400)
Accrued liabilities	(319)	(170)
Unearned revenue	1,516
Net Cash (used in)/provided by Operating Activities	38	(1,307)
Cash Flows from Investing Activities:
Advances for vessels under construction (Note 4)	(48,753)	(31,970)
(increase) in restricted cash	(2,490)	(836)
Net proceeds from sale of vessels		54,242
Acquisition of other fixed assets, net		(6)
Sale of other fixed assets, net	29
Net Cash provided by/(used in) Investing Activities	(51,214)	21,430
Cash Flows from Financing Activities:
Proceeds from debt (Note 8)	45,385
Proceeds from related party debt (Note 8)	3,200	2,250
Principal payments of debt	(1,500)
Prepayment of debt		(21,669)
Proceeds from warrant exercises	140
Follow-on offering issuance costs		(226)
Payment of financing costs	(63)	(275)
Net Cash (used in)/provided by Financing Activities	47,162	(19,920)
Net increase/(decrease) in cash and cash equivalents	(2,114)	203
Cash and cash equivalents at beginning of year	2,668
Effect of exchange rate changes on cash		(1)
Cash and cash equivalents at end of the period	554	202
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	787	821
Interest paid net of capitalized interest	286	120
Finance fees included in Accounts payable/Accrued liabilities	78
Offering expenses included in liabilities	515	526
Shares issued as consideration for the assumption of liabilities	$ 3,796